Related party balances and transactions (Details) $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 07, 2022	Jun. 11, 2021	Jul. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Related party balances and transactions
Advance Payment for constructions to related parties				$ 2,581	$ 43,673	$ 9,602	$ 223,498
Accounts payable to related parties				$ 26,771	452,933	286,479	269,249
Grupo Aeroportuario del Centro Norte, S. A. B. de C. V
Related party balances and transactions
Ownership interest indirectly held	29.99%
Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member]
Related party balances and transactions
Ownership interest indirectly held	100.00%
Short term loans, OMA VYNMSA Aeroindustrial Park S.A. de C.V
Related party balances and transactions
Interest rate basis				91-day TIIE rate
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties							939
Accounts payable to related parties							27,419
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Accounts payable to related parties							4,026
Autovia Golfo Centro, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties							215,772
Accounts payable to related parties							30,757
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties					2,899	1,872	6,787
Accounts payable to related parties					2,767	3,157	3,508
MVD 1994 Real State Construction. S.R.L. DE c.v.
Related party balances and transactions
Advance Payment for constructions to related parties					11,466	4,436
Accounts payable to related parties					8,140
VCD Inmobiliaria y Construccin, S. A. P. I. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties					29,308	3,294
Accounts payable to related parties					819	3,864
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Related party balances and transactions
Accounts payable to related parties					186,971	123,905	78,939
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties					5,906	5,100	2,949
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties							367
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties					$ 247,695	$ 149,695	110,495
Spread on interest rate basis				4.25%	4.25%
Interest rate (as a percent)				15.725%	15.725%	11.7249%
Controladora de Operaciones de Infraestructura, S A. de C V
Related party balances and transactions
Accounts payable to related parties							10,298
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties					$ 635	$ 758	$ 491
Affiliates of VINCI Airports SAS
Related party balances and transactions
Ownership interest indirectly held		29.99%
Affiliates of VINCI Airports SAS | Grupo Aeroportuario del Centro Norte, S. A. B. de C. V
Related party balances and transactions
Ownership interest indirectly held	29.99%		29.99%
Affiliates of VINCI Airports SAS | Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member]
Related party balances and transactions
Ownership interest indirectly held	100.00%